UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

                         REGISTRANT'S TELEPHONE NUMBER,
                       INCLUDING AREA CODE: 1-312-881-6800

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

     MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC

     FINANCIAL STATEMENTS AS OF
     MARCH 31, 2004 AND INDEPENDENT AUDITORS' REPORT

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      1

FINANCIAL STATEMENTS:

   Schedule of Investments                                                   2

   Statement of Assets and Liabilities                                       3

   Statement of Operations                                                   4

   Statements of Changes in Net Assets                                       5

   Statement of Cash Flows                                                   6

   Notes to Financial Statements                                           7-10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2004, the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets for the year ended March 31, 2004 and the period September 24, 2002 (inception) to March 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the management of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements presents fairly, in all material respects, the financial position of the Company as of March 31, 2004, the results of its operations and cash flows for the year ended and the statement of changes in net assets for the year ended March 31, 2004 and from the period September 24, 2002 (inception) through March 31, 2003 in conformity with accounting principles generally accepted in the United States of America.




May 25, 2004

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2004
--------------------------------------------------------------------------------
FUND                                        COST          FAIR VALUE        %

Advisory European Market Neutral, L.P.    $ 1,400,000     $ 1,412,320     2.47%
Akela Capital Partners, L.P.                1,200,000       1,308,973     2.29%
Alson Signature Fund L.P.                   1,100,000       1,207,094     2.11%
Amaranth Partners, L.L.C.                   2,325,000       2,634,191     4.60%
Aristeia Partners L.P.                      1,100,000       1,125,420     1.97%
BBT Partners, L.P.                          2,222,419       2,320,929     4.06%
Castlerigg Partners, L.P.                   1,512,719       1,736,856     3.04%
Catequil Partners, L.P.                       803,161         876,569     1.53%
Cerberus Partners, L.P.                     1,144,204       1,423,809     2.49%
Coatue Qualified Partners, L.P.             1,458,918       1,523,947     2.66%
Deephaven Market Neutral Fund L.L.C.        2,225,000       2,333,953     4.08%
Double Black Diamond L.P.                   2,098,619       2,310,293     4.04%
Exis Differential Trading Partners, L.P.    1,100,000       1,046,235     1.83%
Exis Integrated Partners, L.P.              1,100,000       1,075,019     1.88%
Ferox Fund, L.P.                              966,964       1,198,655     2.09%
Galante Common Sense, L.P.                    812,064         590,429     1.03%
Grace Convertible Arbitrage L.P.            1,200,000       1,264,014     2.21%
Grossman Currency Fund                        225,000         339,756     0.59%
Intrepid Capital Fund (QP), L.P.              727,867         837,164     1.46%
Itros II QP, L.P.                             537,088         591,254     1.03%
Joho Partners, L.P.                         1,490,990       1,372,658     2.40%
Karsh Capital II L.P.                       1,375,000       1,538,673     2.69%
KiCap Network Fund, L.P.                    1,412,162       1,560,842     2.73%
King Street Capital, L.P.                   2,166,109       2,764,102     4.83%
Lydian Partners II, L.P.                    1,792,737       2,387,791     4.17%
Mako Europe Fund, L.P                       1,200,000       1,300,897     2.27%
Overture 7 Fund, L.P.                         945,934         953,391     1.67%
PHZ Long/Short Equity Fund L.L.C.             475,000         470,908     0.82%
Prism Partners I, L.P.                      1,973,270       2,246,697     3.93%
Purchase Associates II, L.P.                1,200,000       1,278,817     2.23%
RedSky HorizonFund L.P.                     1,375,000       1,398,302     2.44%
Royal Coachman, L.P.                          319,601         324,156     0.57%
Satellite Fund II, L.P.                     1,297,686       1,627,488     2.84%
Silverback Partners L.P.                    1,100,000       1,230,009     2.15%
SLS Investors, L.P.                         1,400,000       1,404,930     2.46%
Spring Point Institutional Partners, L.P.   2,053,605       2,119,795     3.70%
Suttonbrook Capital Partners, L.P.          1,400,000       1,420,160     2.48%
Thales Fund, L.P.                             321,258         355,820     0.62%
Tosca                                       1,200,000       1,680,393     2.94%
Ursa Partners, L.P.                           390,155         287,246     0.50%
Walker Smith Capital (QP), L.P.               661,970         765,390     1.34%
Willow Creek Capital Partners, L.P.         1,336,475       1,371,435     2.40%
Zaxis Equity Neutral L.P.                     975,000       1,103,509     1.93%
                                         ------------   -------------   --------
Total Investments                        $ 53,120,975      58,120,289   101.57%
                                         ============

Less: liabilities in excess of other assets                  (896,619)   (1.57)%
                                                        -------------   --------

Net Assets                                               $ 57,223,670   100.00%
                                                         ============   ========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004
--------------------------------------------------------------------------------


ASSETS:
  Investments--at fair value (cost--$53,120,975)                    $58,120,289
  Cash and cash equivalents                                          11,477,183
  Receivable for investments sold                                       393,149
  Due from Adviser                                                      135,097
  Other assets                                                            8,401
                                                                    ------------

TOTAL ASSETS                                                         70,134,119
                                                                    ------------

LIABILITIES:
  Capital withdrawals payable                                        12,500,000
  Management fee payable                                                273,026
  Accrued professional fees payable                                     104,254
  Administrative fee payable                                             22,500
  Other liabilities                                                      10,669
                                                                    ------------

TOTAL LIABILITIES                                                    12,910,449
                                                                    ------------

NET ASSETS                                                          $57,223,670
                                                                    ===========

COMPONENTS OF NET ASSETS:
  Represented by:
    Capital transactions--net                                        52,915,960
    Accumulated net investment loss                                  (1,483,426)
    Accumulated realized gain on investments                            791,822
    Accumulated net unrealized appreciation on investments            4,999,314
                                                                    ------------

NET ASSETS                                                          $57,223,670
                                                                    ============

NET ASSET VALUE PER UNIT
    (Net assets divided by 51,849.71 units of beneficial interest)  $  1,103.65
                                                                    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest                                                          $    39,724
                                                                    ------------

TOTAL INVESTMENT INCOME                                                  39,724
                                                                    ------------

EXPENSES:
  Management fee                                                      1,016,135
  Professional fees                                                     286,607
  Administrative fee                                                     75,046
  Directors fee                                                          35,796
  Custody fee                                                             5,453
  Other                                                                  13,225
                                                                    ------------

TOTAL EXPENSES                                                        1,432,262

  Less: Voluntary expenses waiver                                      (271,352)
                                                                    ------------

NET EXPENSES                                                          1,160,910
                                                                    ------------

NET INVESTMENT LOSS                                                  (1,121,186)
                                                                    ------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
  Net realized gain on investments                                      645,940
  Net change in unrealized appreciation on investments                3,916,580
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,562,520

INCREASE IN NET ASSETS FROM
  INVESTMENT ACTIVITIES                                             $ 3,441,334
                                                                    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2004 AND THE PERIOD
SEPTEMBER 24, 2002 (INCEPTION) TO MARCH 31, 2003
--------------------------------------------------------------------------------

                                                              SEPTEMBER 24, 2002
                                               YEAR ENDED       (INCEPTION) TO
                                             MARCH 31, 2004     MARCH 31, 2003
                                             --------------   ------------------
INCREASE/DECREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                         $ (1,121,186)        $   (362,240)
  Net realized gain on investments                 645,940              145,882
  Net change in unrealized
    appreciation on investments                  3,916,580            1,082,734
                                              -------------        -------------

         Net increase in net assets from
           investment activities                 3,441,334              866,376
                                              -------------        -------------

CAPITAL TRANSACTIONS:
  Capital contributions                         45,384,780           61,531,180
  Capital redemptions                          (37,500,000)         (16,500,000)
                                              -------------        -------------

NET CAPITAL TRANSACTIONS                         7,884,780           45,031,180

NET ASSETS--Beginning of year                   45,897,556                  -
                                              -------------        -------------

NET ASSETS--End of year                       $ 57,223,670         $ 45,897,556
                                              =============        =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

  Increase in net assets from investment activities                $  3,441,334
  Adjustments to reconcile net increase in net assets
    from investment activities to net cash used in
    operating activities:
    Net purchases of investments                                     (6,333,133)
    Increase in net unrealized appreciation on investments           (3,916,580)
    Increase in realized gain on investments                           (645,940)
    Increase in due from Adviser                                        (83,097)
    Increase in receivable for investments sold                        (393,149)
    Increase in other assets                                             (2,203)
    Decrease in management fee payable                                  (83,628)
    Increase in administrative fee payable                               13,123
    Increase in accrued professional fees                                29,254
    Increase in other liabilities                                         6,872
                                                                   -------------

         Net cash used in operating activities                       (7,967,147)
                                                                   -------------


FINANCING ACTIVITIES:
   Capital contributions                                             45,384,780
   Capital withdrawals                                              (37,500,000)
   Increase in capital withdrawals payable                           12,500,000
   Decrease in bank borrowing                                        (3,250,000)
                                                                   ------------

         Net cash provided by financing activities                   17,134,780
                                                                   ------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                             9,167,633
                                                                   ------------

CASH AND CASH EQUIVALENTS--Beginning of year                          2,309,550
                                                                   ------------

CASH AND CASH EQUIVALENTS--End of year                             $ 11,477,183
                                                                   =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

     The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. Its appointment was approved by the Board on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENTS--The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2004, no dividends or distributions were declared or paid by the Company's investments.

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon profits earned by the Company. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2004, fees for these services ranged from 0% to 3.0% annually for management fees and 20% to 50% for incentive fees and allocations.

     The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

     CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

     FUND EXPENSES--The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser has voluntarily reimbursed expenses in excess of 1.75% of net assets for the period September 24, 2002 through December 31, 2002 and expenses in excess of 2.00% of net assets for the period January 1, 2003 through March 31, 2004. The Adviser is contractually obligated to reimburse expenses in excess of 2.00% of the aggregate net assets of the Company through December 31, 2005.

     INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES--The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

     The Company may be subject to Illinois replacement tax. The amount of Illinois replacement tax, if any, is dependent upon the allocation of taxable income reported to the Company by the underlying investments in funds.

3.   INVESTMENT TRANSACTIONS

     For the year ended March 31, 2004, the Company made purchases of $19,250,000 and sales of $12,916,867 of investments.

     At March 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2004, accumulated net unrealized appreciation on investments was $4,999,314 consisting of $5,525,028 gross unrealized appreciation and $525,714 gross unrealized depreciation.

4.   BANK BORROWINGS

     The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the Advisers Act. There were no borrowings outstanding as of March 31, 2004.

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     At March 31, 2004, the Company had no direct commitments to purchase or sell securities, financial instruments or commodities relating to forward or futures contracts. The Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

6.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                FOR THE PERIOD
                                            FOR THE YEAR        SEPTEMBER 24,
                                               ENDED           2002 (INCEPTION)
                                           MARCH 31, 2004      TO MARCH 31, 2003
                                          ----------------   -------------------

Net asset value, beginning of period      $  1,036.59        $  1,000.00
Net investment loss                            (22.03)            (11.48)
Realized and unrealized gains on
  investments                                   89.09              48.07
                                          -----------        ------------
Total from operations                           67.06              36.59
                                          -----------        ------------
Net asset value, end of period            $  1,103.65        $  1,036.59
                                          ===========        ============

Net assets, end of period                 $ 57,223,670       $ 45,897,556
Ratio of net investment loss to average
  net assets                                    (1.94)%(4)         (1.78)%(1)(3)
Ratio of expenses to average net assets(2)       2.00 %(4)          1.95 %(1)(3)
Total return                                     6.47 %             3.66 %
Portfolio Turnover                              24.93 %            35.09 %(1)


   (1) Annualized

   (2) Ratio of expenses does not include management fees and incentive fees earned by the adviser of the underlying investment funds.

   (3) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

   (4) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

                                  * * * * * *

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                     POSITION(S)                                                            NUMBER OF    OTHER
                                         HELD            TERM OF OFFICE AND        PRINCIPAL OCCUPATION       FUNDS   DIRECTORSHIPS
     NAME, AGE AND ADDRESS            WITH FUND        LENGTH OF TIME SERVED        DURING PAST 5 YEARS     OVERSEEN      HELD
------------------------------------------------------------------------------------------------------------------------------------

John M. Kelly, 57                 Manager          Perpetual until resignation  Sales and marketing of      Three       None
Man Investments Inc.                                 or removal                   hedge funds for the
123 N. Wacker Drive, 28th Floor                    Manager since 10/1/02          Man Investments
Chicago, Illinois 60606                                                         Division of Man Group plc

Marvin L. Damsma, 57              Manager          Perpetual until resignation  Director of Trust           Three       None
c/o Man-Glenwood Lexington                           or removal                   Investments for
Associates Portfolio, LLC                          Manager since 1/20/03          BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606


Dale M. Hanson, 61                Manager          Perpetual until resignation  Principal/partner of        Three    Quality Systems
c/o Man-Glenwood Lexington                           or removal                   American Partners                    Inc.
Associates Portfolio, LLC                          Manager since 1/20/03          Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                   organization
Chicago, Illinois 60606

Princicpal Officers Who Are Not
  Managers:

John B. Rowsell (46)              President        Since 1/13/04                President (2003) and member
                                  and Principal                                 of Investment Committee
                                  Executive Officer                             (2001), Glenwood Capital
                                                                                Investments, L.L.C.
                                                                                (investment adviser);
                                                                                Investment Manager, McKinsey
                                                                                & Co. (consultant)

Alicia Derrah (46)                Treasurer        Since 1/20/03                Chief Financial Officer,
                                  and Principal                                 Glenwood Capital
                                  Financial and                                 Investments, L.L.C.
                                  Accounting Officer                            (investment adviser)

Robert Tucker (36)                Vice President   Since 1/20/03                Chief Operating Officer
                                                                                (2002) of Glenwood Capital
                                                                                Investments, L.L.C. Manager
                                                                                of Fund Operations,
                                                                                portfoliomanagement, and
                                                                                treasury functions, Man
                                                                                Group plc,; CFO and a
                                                                                director, Earthport plc
                                                                                (technology company)

Steven Zoric (33)                 Secretary            Since 1/20/03            Head of U. S. Legal and
                                                                                Compliance, Man Investments
                                                                                Division of Man Group plc;
                                                                                Associate, Katten Muchin
                                                                                Zavis Rosenman (law) (April
                                                                                1997 to October 1999, August
                                                                                2000 to July 2001); Futures
                                                                                and Commodities Compliance
                                                                                Manager, Morgan Stanley and
                                                                                Co. Inc. (Nov. 1999 to July
                                                                                2000)

ITEM 2.    CODE OF ETHICS.

As of March 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item ("All other fees").

------------------------------------------------------------------------------------------------------------
                 Audit fees        Audit-related fees(1)        Tax fees(2)          All other fees
------------------------------------------------------------------------------------------------------------
           3/31/2003   3/31/2004   3/31/2003   3/31/2004   3/31/2003   3/31/2004   3/31/2003   3/31/2004
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Registrant  $28,000     $98,298       $0        $18,829       $0        $27,500       $0          $0
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

         (1) Fees related to semi-annual review.
         (2) Fees related to tax compliance and consulting.

            The following fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments LLC ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood ("control entities") that were pre-approved by the Registrant's audit committee:

------------------------------------------------------------------------------------------------------------
                     Audit-related fees                 Tax fees(1)                    All other fees(2)
------------------------------------------------------------------------------------------------------------
                    3/31/2003    3/31/2004       3/31/2003        3/31/2004       3/31/2003        3/31/2004
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Glenwood and
control entities       $0           $0            $35,694         $173,055           $0             $20,000
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

         (1) Fees related to tax compliance and consulting.
         (2) Fees related to security counts.

Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

The aggregate non-audit fees billed by the Deloitte & Touche, LLP for services to the Registrant for services to Glenwood and for services to control entities of Glenwood that provide ongoing services to the Registrant was $35,694 and $239,384 for the fiscal years ended March 31, 2003 and March 31, 2004, respectively.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 11.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC


                                           By:       /s/ John B. Rowsell
                                                     ---------------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                           Date:  May 31, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                           By:       /s/ John B. Rowsell
                                                     ---------------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                           Date:  May 31, 2004


                                           By:       /s/ Alicia B. Derrah
                                                     --------------------------
                                                     Alicia Derrah
                                                     Principal Financial Officer

                                           Date:  May 31, 2004

                                  EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended